DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Maximum
Operating Leases
Lease period	6 years
Internal-use software
Property and equipment
Additions to capitalized costs	$ 0.5	$ 1.5
Estimated useful lives	3 years